Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)		Jun. 30, 2019	Jun. 30, 2018
Property, Plant and Equipment [Abstract]
Buildings		$ 9,492,699	$ 9,794,094
Machinery and equipment		9,543,080	8,309,138
Office equipment and furniture		676,748	525,886
Automobiles		765,214	622,720
Leasehold improvements		5,126,219	3,985,511
Construction in progress	[1]	15,787,348	2,375,461
Total		41,391,308	25,612,810
Less: accumulated depreciation		(5,874,940)	(4,662,125)
Property, plant and equipment, net		$ 35,516,368	$ 20,950,685

[1]	The Company's CIP primarily consisted of the following: On March 16, 2018, the Company acquired 100% of the equity interests in Zhangzhou Meijia Metal Product Co., Ltd ("Meijia") from its original shareholder, for a total cash consideration of RMB 71.0 million ($10.7 million) (See Note 1). After the acquisition, the Company started building its own facilities and office spaces to expand the production capacity in order to fulfill increased customer orders. Total budgeted capital expenditure on decoration and purchase of equipment and machinery to bring Meijia manufacturing facility into use amounted to RMB 110 million ($16.0 million). As of June 30, 2019, the Company has already spent RMB 80.8 million ($11.8 million) and had future capital expenditure commitment of approximately RMB 29.2 million ($4.2 million) on Meijia plant facilities. Meijia plant has started the test operation in August 2019, and is expected to be ready for production before December 31, 2019 upon passing the final inspection conducted by local government. In addition, the Company's subsidiary Dongguan Jiasheng is also working on a project to build a warehouse with original budgeted costs of RMB 85 million ($12.4 million). In order to conform to the local government's building code, the construction plan has been recently modified and the budgeted cost has been reduced to RMB 75 million ($10.9 million). As of June 30, 2019, the Company has already spent RMB 23.2 million ($3.4 million) and had future capital expenditure commitment of approximately RMB 51.8 million ($7.5 million) on the warehouse construction. The warehouse construction is expected to be completed by the end of 2020.